Equity (Details 1) (Long Term Incentive Plan [Member], Equity Incentive Plan [Member], USD $)	12 Months Ended
Dec. 31, 2014
Long Term Incentive Plan [Member] | Equity Incentive Plan [Member]
Outstanding at January 1, 2014	8,520,816
Granted - Shares	8,462,248
Exercised - Shares	0
Forfeited or expired - Shares	(2,777,439)
Outstanding at December 31, 2014	14,205,625
Exercisable at December 31, 2014	7,298,305
Outstanding Opening Balance - Weighted-Average Exercise Price	$ 1.19
Granted - Weighted - Average Exercise Price	$ 0.55
Exercised - Weighted-Average Exercise Price	$ 0
Forfeited or Expired - Weighted - Average Exercise Price	$ 1.25
Outstanding Ending Balance - Weighted-Average Exercise Price	$ 0.80
Options Exercisable - Weighted - Average Exercise Price	$ 1.05
Options Outstanding - Weighted Average Remaining Contract Life	7 years 2 months 12 days
Exercisable - Weighted-Average Remaining Contractual Term	5 years 3 months 18 days
Outstanding - Aggregate Intrinsic Value	$ 2,000
Exercisable - Aggregate Intrinsic Value	$ 2,000